UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21455
                                    --------------------------------------------

                     Dreman/Claymore Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Nicholas Dalmaso

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: January 31, 2008
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

DREMAN/CLAYMORE DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)


     NUMBER OF SHARES                                                                                          VALUE
---------------------------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS - 152.4%
                        COMMON STOCKS  - 86.6%
                        CONSUMER DISCRETIONARY - 0.3%
             123,700    Regal Entertainment Group - Class A                                              $ 2,293,398
                                                                                                      ---------------

                        CONSUMER STAPLES - 18.9%
           2,037,500    Altria Group, Inc.                                                               154,483,250
             367,132    Vector Group Ltd.                                                                  6,791,942
                                                                                                      ---------------
                                                                                                         161,275,192
                                                                                                      ---------------
                        ENERGY - 33.0%
             163,800    Anadarko Petroleum Corp.                                                           9,597,042
             116,600    Apache Corp.                                                                      11,128,304
             821,500    ARC Energy Trust (Canada)                                                         18,286,465
             150,000    Baytex Energy Trust (Canada)                                                       2,697,000
             889,700    Bonavista Energy Trust (Canada) (d)                                               24,288,309
              43,800    BP Prudhoe Bay Royalty Trust                                                       3,466,770
             303,400    Chevron Corp.                                                                     25,637,300
             686,200    ConocoPhillips                                                                    55,115,584
           1,200,900    Crescent Point Energy Trust (Canada)                                              29,303,371
             337,000    Devon Energy Corp.                                                                28,638,260
             100,000    Double Hull Tankers, Inc. (Channel Islands)                                        1,121,000
             361,200    Enerplus Resources Fund (Canada)                                                  13,963,992
           1,210,100    Fairborne Energy Trust (Canada)                                                    6,817,942
             100,000    Focus Energy Trust (Canada)                                                        1,605,498
             546,828    Harvest Energy Trust (Canada)                                                     12,330,971
              82,900    NAL Oil & Gas Trust (Canada)                                                       1,020,511
             365,600    Pengrowth Energy Trust - Class A (Canada)                                          6,390,688
             813,000    Penn West Energy Trust (Canada)                                                   21,869,700
             100,800    San Juan Basin Royalty Trust                                                       3,709,440
              91,800    Vermilion Energy Trust (Canada)                                                    3,117,753
              95,200    W.P. Stewart & Co. (Bermuda)                                                         506,464
              57,500    Williams Coal Seam Gas Trust                                                         562,925
                                                                                                      ---------------
                                                                                                         281,175,289
                                                                                                      ---------------
                        FINANCIALS - 26.5%
              99,400    Allstate Corp.                                                                     4,897,438
             228,300    Apollo Investment Corp.                                                            3,465,594
             540,000    Bank of America Corp.                                                             23,949,000
             750,000    Cypress Shapridge Investments, Inc. - REIT (a) (c)                                 5,062,500
           1,515,000    Fannie Mae                                                                        51,297,900
              68,600    Hartford Financial Services Group, Inc.                                            5,540,822
             724,800    KeyCorp.                                                                          18,953,520
             233,600    PNC Financial Services Group, Inc.                                                15,328,832
             415,000    Regions Financial Corp.                                                           10,474,600
             448,600    U.S. Bancorp                                                                      15,229,970
             348,300    Wachovia Corp.                                                                    13,559,319
           2,889,300    Washington Mutual, Inc.                                                           57,554,856
                                                                                                      ---------------
                                                                                                         225,314,351
                                                                                                      ---------------
                        HEALTH CARE - 3.5%
             362,400    Eli Lilly & Co.                                                                   18,670,848
             211,400    UnitedHealth Group, Inc.                                                          10,747,576
                                                                                                      ---------------
                                                                                                          29,418,424
                                                                                                      ---------------
                        INDUSTRIALS - 0.6%
             333,900    Contrans Income Fund (Canada)                                                      2,889,616
              56,800    Eagle Bulk Shipping, Inc. (Marshall Island)                                        1,404,096
             104,900    New Flyer Industries, Inc. (Canada)                                                1,222,379
                                                                                                      ---------------
                                                                                                           5,516,091
                                                                                                      ---------------
                        TELECOMMUNICATIONS - 0.2%
             107,000    Alaska Communications Systems Group, Inc.                                          1,502,280
                                                                                                      ---------------

                        UTILITIES - 3.6%
             361,900    Empire District Electric Co.                                                       8,023,323


             317,200    Great Plains Energy, Inc.                                                          8,843,536
             319,600    Progress Energy, Inc.                                                             14,436,332
                                                                                                      ---------------
                                                                                                          31,303,191
                                                                                                      ---------------
                        TOTAL COMMON STOCKS - 86.6%
                        (Cost $680,850,052)                                                              737,798,216
                                                                                                      ---------------

                        PREFERRED STOCKS - 46.6%
                        CONSUMER DISCRETIONARY - 0.2%
              81,250    Red Lion Hotels Capital Trust, 9.500%                                              2,010,938
                                                                                                      ---------------

                        CONSUMER STAPLES - 1.5%
             140,000    Dairy Farmers of America, 7.875% (a)                                              12,954,382
                                                                                                      ---------------

                        FINANCIALS - 43.2%
             200,000    ABN AMRO Capital Fund Trust VII, 6.080%                                            4,554,000
              80,000    AEGON N.V., 6.875% (Netherlands)                                                   1,972,800
              33,400    Arch Capital Group, Ltd., 7.875% (Bermuda)                                           835,000
             340,000    Arch Capital Group, Ltd., 8.000% (Bermuda)                                         8,687,000
              20,000    Aspen Insurance Holdings Ltd., 7.401% (Bermuda) (b)                                  455,000
             218,100    Axis Capital Holdings Ltd., Series A, 7.250% (Bermuda)                             5,408,880
              50,000    Axis Capital Holdings Ltd., Series B, 7.500% (Bermuda) (b)                         5,351,565
          10,000,000    Barclays Bank PLC, 8.550% (United Kingdom) (a) (b)                                10,826,890
          11,000,000    CA Preferred Funding Trust, 7.000%                                                10,950,126
             189,300    Chevy Chase Bank, Series C, 8.000%                                                 4,732,500
              60,000    CIT Group, Inc., Series A, 6.350%                                                  1,298,400
             300,000    Deutsche Bank Capital Funding Trust VIII, 6.375%                                   7,191,000
             412,000    Endurance Specialty Holdings, Ltd., 7.750% (Bermuda)                              10,192,880
             200,000    Fannie Mae, Series E, 5.100%                                                       8,887,500
           4,400,000    Fannie Mae, 8.250%                                                               116,248,000
              80,000    Fannie Mae, Series O, 7.000% (b)                                                   3,985,000
           1,200,000    Fannie Mae, 6.750%                                                                29,700,000
             280,000    Fannie Mae, Series P, 5.580% (a)                                                   5,642,000
              48,700    Franklin Bank Corp., Series A, 7.500%                                                830,335
             100,000    Freddie Mac, Series O, 5.810%                                                      4,200,000
              25,000    Freddie Mac, Series T, 6.420%                                                      1,193,750
              80,000    Goldman Sachs Group, Inc., 6.200%                                                  1,976,000
             200,000    Hilltop Holdings, Inc. 8.250%                                                      4,502,000
           7,042,000    HSBC Capital Funding LP, 10.176% (Channel Islands) (a) (b)                         9,068,892
          12,840,000    HSBC Capital Funding LP, 9.547% (Channel Islands) (a) (b)                         14,057,926
             100,000    HSBC Holdings PLC, Series A, 6.200% (United Kingdom)                               2,390,000
             140,500    Lehman Brothers Holdings, Inc., Series F, 6.500%                                   3,338,280
           2,000,000    Lloyds TSB Bank PLC, 6.900% (United Kingdom)                                       1,955,000
              80,000    LTC Properties, Inc. - REIT, Series F, 8.000%                                      1,907,200
             200,000    Merrill Lynch & Co., Inc. 6.700%                                                   4,760,000
              50,000    MetLife, Inc., Series B, 6.500%                                                    1,227,000
             100,000    Morgan Stanley, Series A, 4.958% (b)                                               2,234,000
             245,000    Odyssey Re Holdings Corp., Series A, 8.125%                                        6,223,000
             152,100    Odyssey Re Holdings Corp., Series B, 7.176% (b)                                    3,765,996
          13,354,000    Old Mutual Capital Funding, 8.000% (Channel Islands)                              13,220,460
             400,000    OMEGA Healthcare - REIT, Series D, 8.375%                                          9,850,000
          31,000,000    Prudential PLC, 6.500% (United Kingdom) (d)                                       27,994,736
           5,400,000    RBS Capital Trust, Series B, 6.800%                                                5,170,500
           3,250,000    Royal Bank Of Scotland Group PLC, 7.648% (United Kingdom) (b)                      3,375,557
             100,000    Santander Finance Preferred SA Unipersonal, 6.800% (Spain)                         2,335,000
             577,400    Scottish Re Group Ltd., 7.250% (Cayman Islands) (b)                                6,120,440
                                                                                                      ---------------
                                                                                                         368,614,613
                                                                                                      ---------------
                        UTILITIES - 1.7%
              80,000    Alabama Power Co., 5.300%                                                          1,800,000
             120,000    PPL Electric Utilities Corp., 6.250%                                               2,895,000
             385,500    Southern Union Co., 7.550%                                                         9,695,325
                                                                                                      ---------------
                                                                                                          14,390,325
                                                                                                      ---------------
                        TOTAL PREFERRED STOCKS - 46.6%
                        (Cost $413,865,158)                                                              397,970,258
                                                                                                      ---------------

                        CONVERTIBLE PREFERRED STOCKS - 8.6%
                        CONSUMER STAPLES - 3.7%


              25,000    Universal Corp., 6.750% (d)                                                       31,178,125
                                                                                                      ---------------

                        FINANCIALS - 4.9%
                 505    Fannie Mae, 5.375% (d)                                                            41,833,005
                                                                                                      ---------------
                        TOTAL CONVERTIBLE PREFERRED STOCKS
                        (Cost $74,831,000)                                                                73,011,130
                                                                                                      ---------------

                        INVESTMENT COMPANIES - 1.8%
             116,000    Cohen & Steers REIT and Preferred Income Fund                                      2,519,520
             246,200    Evergreen Income Advantage Fund                                                    2,887,926
             222,600    Hyperion Total Return Fund                                                         1,645,014
             190,000    Nuveen Multi-Strategy Income and Growth Fund 2                                     2,185,000
             161,200    Nuveen Quality Preferred Income Fund II                                            2,027,896
             272,200    Pioneer High Income Trust                                                          4,099,332
                                                                                                      ---------------
                        TOTAL INVESTMENT COMPANIES                                                        15,364,688
                        (Cost $18,999,072)                                                            ---------------

                                                                                          OPTIONAL
     PRINCIPAL AMOUNT                                                              CALL PROVISIONS
---------------------------------------------------------------------------------------------------------------------
                        CORPORATE BONDS - 5.3%
                        COMMUNICATIONS - 0.4%
    $        300,000    Idearc, Inc., 8.000%, 11/15/16                              11/15/11 @ 104           270,000
           2,700,000    Univision Communications 9.75%, 3/15/15 (a)                  3/15/11 @ 105         2,031,750
                                                                                                      ---------------
                                                                                                           2,301,750
                                                                                                      ---------------
                        CONSUMER DISCRETIONARY - 1.0%
             900,000    ARAMARK Corp., 8.500%, 2/01/15                               2/01/11 @ 104           900,000
           3,000,000    Ford Motor Co. 7.450%, 7/16/31                                         N/A         2,227,500
           3,000,000    General Motors Corp. 8.375%, 7/15/33                                   N/A         2,452,500
           2,000,000    Hertz Corp. (The), 10.500%, 1/01/16                          1/01/11 @ 105         1,932,500
           2,535,000    Station Casinos, Inc. 6.500%, 2/01/14                        2/01/09 @ 102         1,761,825
                                                                                                      ---------------
                                                                                                           9,274,325
                                                                                                      ---------------
                        ENERGY - 0.4%
           2,871,000    Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)  12/01/09 @ 104         2,655,675
             500,000    Connacher Oil and Gas Ltd., 10.250%, 12/15/15 (Canada) (a)  12/15/11 @ 105           495,000
                                                                                                      ---------------
                                                                                                           3,150,675
                                                                                                      ---------------
                        FINANCIALS - 1.0%
           3,000,000    Ford Motor Credit Co., 7.375%, 7/16/31                                 N/A         2,741,748
           2,000,000    Preferred Term Securities XI Ltd., NR
                        Subordinate Income Notes 17.0%, 9/24/33 (a) (b)                        N/A         1,435,100
           3,000,000    Preferred Term Securities XIX Ltd., NR
                        Subordinate Income Notes 16.27%, 12/22/35 (a) (b)                      N/A         1,920,000
           2,000,000    Preferred Term Securities XX Ltd., NR
                        Subordinate Income Notes 14.0%, 3/22/38 (a) (b)                        N/A         1,347,500
           2,000,000    Preferred Term Securities XXI Ltd., NR
                        Subordinate Income Notes 13.71%, 3/22/38 (b)                           N/A         1,439,700
                                                                                                      ---------------
                                                                                                           8,884,048
                                                                                                      ---------------
                        HEALTH CARE - 1.2%
           1,900,000    Community Health Systems, 8.875%, 7/15/15                    7/15/11 @ 104         1,921,375
           2,300,000    HCA, Inc., 6.500%, 2/15/16                                             N/A         1,963,625
           4,500,000    HCA, Inc., 9.250%, 11/15/16                                 11/15/11 @ 105         4,730,625
           1,600,000    ReAble Therapeutics Finance Corp., 10.875%, 11/15/04 (a)    11/15/11 @ 105         1,524,000
                                                                                                      ---------------
                                                                                                          10,139,625
                                                                                                      ---------------
                        INDUSTRIALS - 0.5%
           1,500,000    Casella Waste Systems, Inc., 9.750%, 2/01/13                 4/28/08 @ 105         1,503,750
           2,000,000    Crown Cork & Seal Co., Inc., 8.000%, 4/15/23                 4/28/08 @ 102         1,885,000
             500,000    Owens-Illinois, Inc., 7.800%, 5/15/18                                  N/A           505,625
                                                                                                      ---------------
                                                                                                           3,894,375
                                                                                                      ---------------
                        MATERIALS - 0.4%
           5,000,000    Abitibi-Consolidated Co., 8.375%, 4/01/15 (Canada)                     N/A         3,537,500
                                                                                                      ---------------

                        RETAIL - 0.4%
           1,900,000    Rite Aid Corp., Series A, 8.625%, 3/01/15                    3/01/11 @ 104         1,434,500
           2,000,000    Neiman-Marcus Group, Inc., B- 9.000% 10/15/15                2/15/10 @ 105         2,010,000
                                                                                                      ---------------
                                                                                                           3,444,500
                                                                                                      ---------------
                        TOTAL CORPORATE BONDS - 5.3%
                        (Cost $50,984,347)                                                                44,626,798
                                                                                                      ---------------

                        TERM-LOANS - 1.7%
           2,400,000    Bausch & Lomb Term Loan, Parent Tranche, 8.08%, 4/26/15 (b)                        2,346,000
             600,000    Bausch & Lomb Term Loan, Delayed Tranche, 6.51%, 4/26/15 (b)                         586,500
           8,000,000    First Data Corp., Tranche B3, 7.633%, 9/24/14 (b)                                  7,257,272
           4,995,000    TXU Bank, Tranche B2, 8.396%, 10/10/14 (b)                                         4,606,184
                                                                                                      ---------------
                        TOTAL TERM-LOANS                                                                  14,795,956
                        (Cost $15,762,428)                                                            ---------------

    NUMBER OF SHARES
---------------------------------------------------------------------------------------------------------------------
                        LIMITED PARTNERSHIP - 0.1%
                        REAL ESTATE - 0.1%
           4,000,000    Kodiak Funding, LP (c)
                        (Cost $3,570,000)                                                                    592,000
                                                                                                      ---------------

                        SHORT-TERM INVESTMENTS - 0.8%
           6,584,978    Dreyfus Money Market Bond Fund
                        (Cost $6,584,978)                                                                  6,584,978
                                                                                                      ---------------

     CONTRACTS
     (100 SHARES                                                                  EXPIRATION                EXERCISE
     PER CONTRACT)      CALL OPTIONS PURCHASED (E)                                      DATE    PRICE          VALUE
---------------------------------------------------------------------------------------------------------------------
                        CALL OPTIONS PURCHASED - 0.9%
               4,000    Financial Select Sector SPDR Fund                       January 2009    30.00      1,100,000
              44,000    Financial Select Sector SPDR Fund                       January 2009    33.00      6,578,000
                                                                                                      ---------------
                        TOTAL CALL OPTIONS PURCHASED                                                       7,678,000
                        (Cost $14,839,584)                                                            ---------------

                        TOTAL INVESTMENTS - 152.4%
                        (Cost $1,280,286,619)                                                          1,298,422,024
                        Liabilities in excess of Other Assets - (0.2%)                                    (1,912,417)
                        Total Options Written (Premiums received $18,449,426) - (2.3%)                   (19,800,000)
                        Preferred Shares, at Liquidation Value - (-49.9% of Net
                        Assets Applicable to Common Shares or -32.7% of Total
                        Investments)                                                                    (425,000,000)
                                                                                                      ---------------
                        NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                $ 851,709,607
                                                                                                      ===============

---------------------------------------------------------------------------------------------------------------------

LP - Limited Partnership
REIT - Real Estate Investment Trust

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to 7.8% of net assets applicable to common shares.

(b)  Floating or variable rate security.

(c) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $5,654,500 which represents 0.7% of Net Assets Applicable to Common Shares.

(d) All or a portion of this security position represents cover for outstanding options written.

(e)  Non-income producing security.

Ratings shown are per Standard & Poor's; securities classified NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

See previously submitted notes to financial statements for the period ending October 31, 2007

DREMAN/CLAYMORE DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2008


CONTRACTS
(100 SHARES                                                                      EXPIRATION     EXERCISE
PER CONTRACT)                  PUT OPTIONS WRITTEN (E)                                 DATE        PRICE            VALUE
---------------------------------------------------------------------------------------------------------------------------
        48,000                 Financial Select Sector SPDR Fund               January 2009        30.00        19,800,000

                               TOTAL OPTIONS WRITTEN
                               (Premiums received $18,449,426)                                                 $19,800,000
                                                                                                            ==============


(e) Non-income producing security.

At January 31, 2008, the following swap agreement was outstanding:


                                                                                                                    UNREALIZED
                                   TERMINATION          NOTIONAL             FIXED               FLOATING         APPRECIATION/
COUNTERPARTY                              DATE            AMOUNT              RATE                   RATE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.            9/21/2009     $ 150,000,000             4.34%          1 Month LIBOR      $ (4,053,535)


For the swap noted, the Fund pays a fixed rate and receives the floating rate.


                                    % OF TOTAL
COUNTRY BREAKDOWN*                 INVESTMENTS
----------------------------------------------
UNITED STATES                            78.4%
CANADA                                   11.7%
UNITED KINGDOM                            3.6%
CHANNEL ISLAND                            2.8%
BERMUDA                                   2.4%
CAYMAN ISLANDS                            0.5%
MARSHALL ISLAND                           0.2%
SPAIN                                     0.2%
NETHERLANDS                               0.2%
----------------------------------------------

* SUBJECT TO CHANGE DAILY.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund
--------------------------------------------------------------------------------

By:   /s/ Nicholas Dalmaso
      --------------------------------------------------------------------------
        Nicholas Dalmaso
        Chief Legal and Executive Officer

Date: March 31, 2008
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Nicholas Dalmaso
      --------------------------------------------------------------------------
        Nicholas Dalmaso
        Chief Legal and Executive Officer

Date: March 31, 2008
      --------------------------------------------------------------------------

By:   /s/ Steven M. Hill
      --------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date: March 31, 2008
      --------------------------------------------------------------------------